CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

3)  CASH AND CASH EQUIVALENTS

a)  Accounting policy

These are financial assets classified at amortized cost or measured at fair value through profit or loss maintained in order to meet short-term cash commitments and not for investment or other purposes. The Company and its subsidiaries consider cash equivalents a short-term investment readily convertible into a known amount of cash and subject to insignificant risk of change in value. Short-term investments are classified as cash equivalents when redeemable within 90 days.

b)  Breakdown

	12.31.18	12.31.17
Cash and banks	205,598	117,799
Short-term investments	3,175,730	3,932,539
Total	3,381,328	4,050,338

Highly liquid short-term investments basically comprise Bank Deposit Certificates (“CDB”) and Repurchase Agreements kept at first-tier financial institutions, pegged to the Interbank Deposit Certificate (“CDI”) rate, with original maturities of up to three months, and with immaterial risk of change in value. Revenues generated by these investments are recorded as financial income.